Dividend Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Dividends paid - aggregate	$ 6,167	$ 15,812
Installemnt 4 - FY 2017
Dividends Payable, Date Declared	Jan. 26, 2018
Dividends per share	$ 0.02
Dividends paid - aggregate	$ 3,102
Dividends Payable, Date to be Paid	Mar. 27, 2018
Dividends paid to common stockholders	$ 2,948
Dividends Payable, Date of Record	Mar. 22, 2018
Installemnt 1 - FY 2018
Dividends Payable, Date Declared	May 04, 2018
Dividends per share	$ 0.02
Dividends paid - aggregate	$ 3,065
Dividends Payable, Date to be Paid	Jun. 27, 2018
Dividends paid to common stockholders	$ 2,911
Dividends Payable, Date of Record	Jun. 21, 2018
Series C Preferred Stock
Preferred stock shares outstanding	1,000		1,000
Navios Holdings | Series C Preferred Stock | Installemnt 4 - FY 2017
Dividends paid to preferred stockholders	$ 154
Navios Holdings | Series C Preferred Stock | Installemnt 1 - FY 2018
Dividends paid to preferred stockholders	$ 154